Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,143,000
Previously Paid Amount	0.00
Total Fee Amount	634.29
Total Offset Amount	0.00
Net Fee	634.29
Narrative - Max Aggregate Offering Price	$ 4,143,000
Final Prospectus	true